Balance Sheets (unaudited) - USD ($)	Jul. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
CURRENT ASSETS
Cash	$ 20,171	$ 6,509	$ 87,488
Accounts receivable	39,254	31,004
Accounts receivable - related parties	82,265	16,355
Inventory	8,159	31,971
Total current assets	149,849	85,839	87,488
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment - net
Total property, plant and equipment
Total assets	149,849	85,839	87,488
CURRENT LIABILITIES
Accounts payable and accrued liabilities	66,252	46,350
Accounts payable - related parties
Short term debt - related party
Note payable
Current portion of long term debt
Bank line of credit	33,707
Related party note payable - current portion	1,853
Promissory note payable - current portion	17,217
Accounts payable			16,249
Loan from shareholder
Total current liabilities	119,030	46,350	16,249
LONG TERM DEBT
Note payable	3,022
Other payable
Promissory note payable	82,348
Total long term debt	85,370
Total liabilities	204,400
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, $0.001 par value; 20,000,000 shares authorized; none issued and outstanding
Common stock, $0.001 par value; 80,000,000 shares authorized; 31,845,000 and 31,645,000 issued and outstanding as of July 31, 2018 and October 31, 2017 and 31,475,000 and 31,000,000 shares issued and outstanding as of October 31, 2016	31,845	31,645	31,475
Additional paid-in capital	321,705	321,905	237,075
Accumulated deficit	(408,100)	(314,061)	(197,311)
Total stockholders' equity (deficit)	(54,550)	39,489	71,239
Total liabilities and stockholders' equity (deficit)	$ 149,849	$ 85,839	87,488
Predecessor [Member]
CURRENT ASSETS
Cash			55,456
Accounts receivable			38,526
Accounts receivable - related parties			15,274
Inventory
Total current assets			109,256
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment - net			31,051
Total property, plant and equipment			31,051
Total assets			140,307
CURRENT LIABILITIES
Accounts payable and accrued liabilities			13,880
Accounts payable - related parties			1,924
Short term debt - related party			24,387
Note payable			156,026
Current portion of long term debt			9,752
Total current liabilities			205,969
LONG TERM DEBT
Note payable			19,727
Other payable			351
Total long term debt			20,078
Total liabilities			226,047
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, $0.001 par value; 20,000,000 shares authorized; none issued and outstanding
Common stock, $1.00 par value; 12,000 shares authorized; 1,200 shares issued and outstanding			1,200
Additional paid-in capital
Accumulated deficit			(86,940)
Total stockholders' equity (deficit)			(85,740)
Total liabilities and stockholders' equity (deficit)			$ 140,307